Administrative expenses (Tables)	6 Months Ended
Jun. 30, 2023
Administrative expenses.
Schedule of administrative expenses

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Facilities, short term rental and upkeep	10,033	8,863	21,188	16,891
Depreciation (note 14)	3,058	2,282	5,718	4,391
Amortization (note 15)	1,408	563	2,796	3,400
Travel costs	3,534	4,182	6,678	6,659
Staff costs	38,725	31,718	76,555	61,849
Key management compensation	4,033	3,968	8,240	8,323
Share‑based payment expense	3,628	2,051	6,917	5,625
Professional fees	15,742	10,150	29,403	18,470
Business combination transaction costs	27	5,679	1,486	14,039
Impairment of withholding tax receivables*	13,349	12,932	24,604	27,717
Net loss/(gain) on disposal of property, plant and equipment	168	13,617	(566)	13,784
Operating taxes	36	138	116	341
Other	6,980	6,709	14,868	11,925
	100,721	102,852	198,003	193,414
*

Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five-year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.